UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-HR/A

FORM 13F-HR/A COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
FILED ON NOVEMBER 15, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON
FEBRUARY 15, 2008.

Report for the Calendar Year or Quarter Ended: September 28, 2007

Check here if Amendment [ X ]; Amendment Number: 1
   This Amendment (Check only one.):	[   ] is a restatement.
					[ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Karpus Investment Management
Address:  183 Sully's Trail
	  Pittsford, New York 14534

Form 13F File Number:  28-11445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George W. Karpus
Title:	President / CEO
Phone:	585-586-4680

Signature, Place, and Date of Signing:
	July 28, 2008	 George Karpus			Pittsford, New York 14534
         [Date]		  [Signature]			 	[City, State]

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-________________	_________________________________________
	[Repeat as necessary.]

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     	  N/A

Form 13F Information Table Entry Total:   13

Form 13F Information Table Value Total:   $223,444.15 (x$1,000)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.	          Form 13F File Number		Name

       NONE

       [Repeat as necessary.]

FORM 13F INFORMATION TABLE
Col 1				Col 2	Col 3		Col 4		Col 5				Col 6	Col 7	Col 8
Name of Issuer			Title	CUSIP		Value		Shares		SH/	PUT/ 	Invest.	Other 	Voting Authority
				of 			x($1,000)	or PRN AMT	PRN	Call	Disc'n	Mgrs	Sole		Shared	None
				Class
American Income Fund		COM	02672T109	$3,676.29 	463,593 	SH	N/A	Sole	N/A	463,593 	0	0
BlackRock Insd Muni Term Trust	COM	092474105	$21,157.37 	2,128,556 	SH	N/A	Sole	N/A	2,128,556 	0	0
Claymore/Raymond James SB-1	COM	183833102	$7,832.00 	399,388 	SH	N/A	Sole	N/A	399,388 	0	0
Defined Strategy Fund		COM	24476Y100	$13,756.09 	631,883 	SH	N/A	Sole	N/A	631,883 	0	0
Eaton Vance Florida Muni	COM	27826B100	$5,607.66 	414,152 	SH	N/A	Sole	N/A	414,152 	0	0
Eaton Vance Insd Florida	COM	27828E102	$3,195.74 	235,848 	SH	N/A	Sole	N/A	235,848 	0	0
Insured Muni Income		COM	45809F104	$12,416.86 	947,852 	SH	N/A	Sole	N/A	947,852 	0	0
MFS Charter Income		COM	552727109	$21,654.19 	2,577,880 	SH	N/A	Sole	N/A	2,577,880 	0	0
MFS Intermediate Income Trust	COM	59318R103	$62,105.74 	10,131,442 	SH	N/A	Sole	N/A	10,131,442 	0	0
Pioneer Tax Adv Bal Fd		COM	72388R101	$22,372.00 	1,561,200 	SH	N/A	Sole	N/A	1,561,200 	0	0
Van Kampen Bond Fund		COM	920955101	$10,066.95 	597,445 	SH	N/A	Sole	N/A	597,445 	0	0
Western Asset 2008 Worldwide	COM	95766W103	$24,690.39 	2,423,002 	SH	N/A	Sole	N/A	2,423,002 	0	0
Western Asset Municipal Part	COM	95766P108	$14,912.87 	1,123,803 	SH	N/A	Sole	N/A	1,123,803 	0	0

				Total Securities 13	$223,444.15 (x$1,000)